Offerings	Sep. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	PlusAI Holdings, Inc. Class A Common Stock
Amount Registered | shares	36,662,500
Maximum Aggregate Offering Price	$ 384,589,625
Fee Rate	0.01531%
Amount of Registration Fee	$ 58,880.67
Rule 457(f)	true
Amount of Securities Received | shares	36,662,500
Value of Securities Received, Per Share	10.49
Value of Securities Received	$ 384,589,625
Fee Note MAOP	$ 384,589,625
Offering Note
(2)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
(3)
The 36,662,500 shares of PlusAI Holdings, Inc. Class A common stock (“Plus Common Stock”) being registered is based on: (i) 29,475,000 Class A ordinary shares, par value $0.0001 per share, of CCIX (the “CCIX Class A Ordinary Shares”); and (ii) 7,187,500 CCIX Class A Ordinary Shares to be issued upon conversion of 7,187,500 Class B ordinary shares, par value $0.0001 per share, of CCIX (the “CCIX Class B Ordinary Shares”), held by Churchill Sponsor IX, LLC (the “Sponsor”), immediately prior to the Domestication. In connection with the Domestication (a) each CCIX Class A Ordinary Share issued and outstanding immediately prior to the Domestication (including those resulting from the conversion of CCIX Class B Ordinary Shares) will convert into one share of Plus Common Stock (provided that each CCIX Class A Ordinary Share owned by CCIX public shareholders who have validly elected to redeem CCIX Class A Ordinary Shares will be redeemed for cash in an amount equal to the redemption price), (b) each warrant to purchase one CCIX Class A Ordinary Share (the “CCIX Warrants”) issued and outstanding as of immediately prior to the Domestication will convert automatically into a warrant to purchase one share of Plus Common Stock (“Plus Warrants”) on the same terms as the CCIX Warrants. There are 7,368,750 CCIX Warrants outstanding (comprised of 7,187,500 CCIX public warrants and 181,250 CCIX private warrants).
(6)
Calculated in accordance with Rules 457(c) and 457(f)(l) under the Securities Act, based on the average of the high and low prices of the CCIX Class A Ordinary Shares on the Nasdaq on September 15, 2025 (such date being within five business days of the date that this registration statement was first filed with the U.S. Securities and Exchange Commission (the “SEC”)) ($10.49 per CCIX Class A Ordinary Share). The Maximum Aggregate Offering Price for the Plus Common Stock is $384,589,625.00.
(8)
Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants exercisable forPlusAI Holdings, Inc. Class A Common Stock (former CCIX Warrants)
Amount Registered | shares	7,368,750
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(2)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
(3)
The 36,662,500 shares of PlusAI Holdings, Inc. Class A common stock (“Plus Common Stock”) being registered is based on: (i) 29,475,000 Class A ordinary shares, par value $0.0001 per share, of CCIX (the “CCIX Class A Ordinary Shares”); and (ii) 7,187,500 CCIX Class A Ordinary Shares to be issued upon conversion of 7,187,500 Class B ordinary shares, par value $0.0001 per share, of CCIX (the “CCIX Class B Ordinary Shares”), held by Churchill Sponsor IX, LLC (the “Sponsor”), immediately prior to the Domestication. In connection with the Domestication (a) each CCIX Class A Ordinary Share issued and outstanding immediately prior to the Domestication (including those resulting from the conversion of CCIX Class B Ordinary Shares) will convert into one share of Plus Common Stock (provided that each CCIX Class A Ordinary Share owned by CCIX public shareholders who have validly elected to redeem CCIX Class A Ordinary Shares will be redeemed for cash in an amount equal to the redemption price), (b) each warrant to purchase one CCIX Class A Ordinary Share (the “CCIX Warrants”) issued and outstanding as of immediately prior to the Domestication will convert automatically into a warrant to purchase one share of Plus Common Stock (“Plus Warrants”) on the same terms as the CCIX Warrants. There are 7,368,750 CCIX Warrants outstanding (comprised of 7,187,500 CCIX public warrants and 181,250 CCIX private warrants).
(8)
Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.
(9)
Calculated in accordance with Rules 457(c), 457(f)(1), and 457(i) under the Securities Act, as $11.569, which is the sum of (i) the average of the high and low prices of the CCIX Warrants on the Nasdaq on September 15, 2025 (such date being within five business days of the date that this registration statement was first filed with the SEC) and (ii) the $11.50 exercise price of the Plus Warrants. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Plus Warrants has been allocated to the Plus Common Stock issuable upon exercise of the Plus Warrants and included in the registration fee paid in respect of such shares of Plus Common Stock. The Maximum Aggregate Offering Price for the PlusAI Common Stock issuable upon exercise of Plus Warrants is $85,249,068.75.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	PlusAI Holdings, Inc. Class A Common Stock issuable upon exercise of Warrants (former CCIX Warrants)
Amount Registered | shares	7,368,750
Maximum Aggregate Offering Price	$ 85,249,068.75
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,051.63
Rule 457(f)	true
Amount of Securities Received | shares	7,368,750
Value of Securities Received, Per Share	11.569
Value of Securities Received	$ 85,249,068.75
Fee Note MAOP	$ 85,249,068.75
Offering Note
(2)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
(3)
The 36,662,500 shares of PlusAI Holdings, Inc. Class A common stock (“Plus Common Stock”) being registered is based on: (i) 29,475,000 Class A ordinary shares, par value $0.0001 per share, of CCIX (the “CCIX Class A Ordinary Shares”); and (ii) 7,187,500 CCIX Class A Ordinary Shares to be issued upon conversion of 7,187,500 Class B ordinary shares, par value $0.0001 per share, of CCIX (the “CCIX Class B Ordinary Shares”), held by Churchill Sponsor IX, LLC (the “Sponsor”), immediately prior to the Domestication. In connection with the Domestication (a) each CCIX Class A Ordinary Share issued and outstanding immediately prior to the Domestication (including those resulting from the conversion of CCIX Class B Ordinary Shares) will convert into one share of Plus Common Stock (provided that each CCIX Class A Ordinary Share owned by CCIX public shareholders who have validly elected to redeem CCIX Class A Ordinary Shares will be redeemed for cash in an amount equal to the redemption price), (b) each warrant to purchase one CCIX Class A Ordinary Share (the “CCIX Warrants”) issued and outstanding as of immediately prior to the Domestication will convert automatically into a warrant to purchase one share of Plus Common Stock (“Plus Warrants”) on the same terms as the CCIX Warrants. There are 7,368,750 CCIX Warrants outstanding (comprised of 7,187,500 CCIX public warrants and 181,250 CCIX private warrants).
(8)
Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.
(9)
Calculated in accordance with Rules 457(c), 457(f)(1), and 457(i) under the Securities Act, as $11.569, which is the sum of (i) the average of the high and low prices of the CCIX Warrants on the Nasdaq on September 15, 2025 (such date being within five business days of the date that this registration statement was first filed with the SEC) and (ii) the $11.50 exercise price of the Plus Warrants. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Plus Warrants has been allocated to the Plus Common Stock issuable upon exercise of the Plus Warrants and included in the registration fee paid in respect of such shares of Plus Common Stock. The Maximum Aggregate Offering Price for the PlusAI Common Stock issuable upon exercise of Plus Warrants is $85,249,068.75.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	PlusAI Holdings, Inc. Class A Common Stock
Amount Registered | shares	127,839,534
Maximum Aggregate Offering Price	$ 1,044.81
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.16
Rule 457(f)	true
Amount of Securities Received | shares	522,405,250
Value of Securities Received, Per Share	0.000002
Value of Securities Received	$ 1,044.81
Fee Note MAOP	$ 1,044.81
Offering Note
(2)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
(4)
The number of shares of Plus Common Stock being registered is equal to 127,839,534 and represents: (i) 112,839,534 shares of Plus Common Stock that will be issued to securityholders of Plus Automation, Inc. (“PlusAI”) pursuant to the Merger Agreement, including (as further described in the accompanying proxy statement/prospectus) after (a) conversion of PlusAI preferred stock into shares of PlusAI common stock on a 1:1 basis, (b) conversion of PlusAI SAFE instruments into shares of PlusAI common stock, (c) conversion of shares issuable to IVECO under Collaboration Agreement into shares of PlusAI common stock, (d) issuance of PlusAI common stock upon vesting of PlusAI RSUs, and (e) issuance of PlusAI common stock upon exercise of vested PlusAI options; and (ii) up to 15,000,000 shares of Plus Common Stock that may be issued as Earnout Consideration (as defined in the accompanying proxy statement/prospectus).
(7)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. PlusAI is a private company, no market exists for its securities, and it has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the PlusAI shares (par value $0.000002 per share) expected to be exchanged in connection with the Business Combination (1,567,215,750 shares of PlusAI or, in respect of the former PlusAI warrants, 420,702,410 shares underlying warrants, at an exchange ratio equal to approximately 0.072 per PlusAI share). The Maximum Aggregate Offering Price of $1,044.81 for the Plus Common Stock is calculated based on 522,405,250 shares (as one-third of 1,567,215,750), as specified in footnote 4. The Maximum Aggregate Offering Price of $280.47 for the unvested Plus Warrants is calculated based on 140,234,137 shares of Plus Common Stock (as one third-of 420,702,410), as specified in footnote 5.
(8)
Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants exercisable forPlusAI Holdings, Inc. Class A Common Stock (former PlusAI Warrants)
Amount Registered | shares	30,290,573
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(2)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
(5)
Represents 30,290,573 shares of Plus Common Stock issuable upon the exercise of unvested PlusAI warrants.
(8)
Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	PlusAI Holdings, Inc. Class A Common Stock issuable upon exercise ofWarrants (former PlusAI Warrants)
Amount Registered | shares	30,290,573
Maximum Aggregate Offering Price	$ 280.47
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.04
Rule 457(f)	true
Amount of Securities Received | shares	140,234,137
Value of Securities Received, Per Share	0.000002
Value of Securities Received	$ 280.47
Fee Note MAOP	$ 280.47
Offering Note
(2)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
(5)
Represents 30,290,573 shares of Plus Common Stock issuable upon the exercise of unvested PlusAI warrants.
(7)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. PlusAI is a private company, no market exists for its securities, and it has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the PlusAI shares (par value $0.000002 per share) expected to be exchanged in connection with the Business Combination (1,567,215,750 shares of PlusAI or, in respect of the former PlusAI warrants, 420,702,410 shares underlying warrants, at an exchange ratio equal to approximately 0.072 per PlusAI share). The Maximum Aggregate Offering Price of $1,044.81 for the Plus Common Stock is calculated based on 522,405,250 shares (as one-third of 1,567,215,750), as specified in footnote 4. The Maximum Aggregate Offering Price of $280.47 for the unvested Plus Warrants is calculated based on 140,234,137 shares of Plus Common Stock (as one third-of 420,702,410), as specified in footnote 5.
(8)
Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.